Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financing Receivable Allowance For Credit Losses [Line Items]
Credit loss expense	$ 9,249	$ 7,675	$ 25,406	$ 14,090
Credit Loss Write Off	$ 10,002	$ 9,007	$ 21,647	$ 22,405